Income Taxes - Additional Information (Details) - TOI Parent Inc.	Dec. 31, 2020 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 7,637,918
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 8,424,443